Related Party Balances and Transactions (Tables)	12 Months Ended
Jul. 31, 2018
Related Party Balances And Transactions
Disclosure of Information About Key Management Personnel	The Company compensated key management personnel as follows:
	Year ended July 31,
	2018	2017	2016
Short-term employee benefits, including salaries and directors fees	$32,000	$39,000	$94,000

Disclosure of Information About Transactions with HDSI Parties

Transactions with HDSI parties were as follows:

	Year ended July 31,
	2018	2017	2016
HDSI: Services received based on management services agreement	$72,000	$88,000	$171,000
HDSI: Reimbursement of third party expenses paid	43,000	35,000	42,000
Total	$115,000	$123,000	$213,000

Disclosure of Information About Outstanding Balances	Outstanding balances were as follows:
	July 31, 2018	July 31, 2017
Balance payable to HDSI	$2,916,973	$3,297,165